Net Operating Losses	1 Months Ended
Mar. 31, 2014
Earnings Per Share [Abstract]
Net Operating Losses	NOTE 4–NET OPERATING LOSSES As of March 31, 2014, the Company has a net operating loss carry-forward of approximately $22,606, which will expire 20 years from the date the loss was incurred.